Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 aircraft	Sep. 30, 2012 aircraft	Jun. 30, 2012 aircraft	Mar. 31, 2012 aircraft	Dec. 31, 2011 aircraft	Sep. 30, 2011 aircraft	Jun. 30, 2011 aircraft	Mar. 31, 2011 aircraft	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Total Revenues	$ 1,108,801	$ 1,076,506	$ 1,141,872	$ 1,134,318	$ 1,151,544	$ 1,109,465	$ 1,123,153	$ 1,125,532	$ 1,168,513	$ 3,272,464	$ 3,427,735	$ 4,504,240	$ 4,526,663	$ 4,798,880
Pre-tax Income (Loss)	(1,049,315)	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	(938,849)	273,676	371,091	(1,033,979)	(764,636)
Net Income (Loss)	(682,078)	70,656	17,592	223,065	99,009	12,476	(879,541)	73,780	69,384	(599,292)	339,666	410,322	(723,901)	(495,668)
Impairment Charges and Fair Value Adjustments		$ 1,700	$ 97,100	$ 75,100	$ 18,500	$ 57,300	$ 1,525,300	$ 43,800	$ 111,100	$ 1,324,937	$ 190,721	$ 192,362	$ 1,737,508	$ 1,663,189
Aircraft Impaired or Adjusted		3	20	8	4	7	97	7	19